Other Income/Expenses - Summary of General, Administrative and Other Operating Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General, administrative and other operating expenses [abstract]
Wages, salaries and social security costs	₽ 10,343	₽ 9,856	₽ 8,771
Office and maintenance expenses	1,122	1,264	1,226
Audit and consulting services	625	527	546
Depreciation	614	708	721
Loss on write-off of non-current assets	606	454	979
Banking charges and services	550	335	328
Provision for legal claims, net	315	2,463	96
Consumables	244	269	294
Social expenses	238	188	288
Business trips	73	30	109
Expense relating to short-term leases	43	68	83
Write off of trade and other receivables		22	5
Other	1,740	2,253	2,122
Total	₽ 16,513	₽ 18,437	₽ 15,568